LOANS - Investment in Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Current balance	$ 64,397	$ 56,821	$ 87,619
Contractual Principal Balance	76,291	72,448	102,875
Related Allowance	5,053	5,302	9,528
Average Recorded Investment	56,572	77,230	87,124
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	287	227	516
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	706	777	694
Total interest included in income	993	1,004	1,210
Commercial
Financing Receivable, Impaired [Line Items]
Current balance	10,009		23,019
Contractual Principal Balance	11,889		26,181
Related Allowance	739		1,151
Average Recorded Investment	11,380		19,213
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	57	71	161
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	146	176	277
Total interest included in income	203		438
Real estate-construction
Financing Receivable, Impaired [Line Items]
Current balance	223		2,102
Contractual Principal Balance	443		2,840
Related Allowance	0		838
Average Recorded Investment	223		8,890
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	7	81
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0	15
Total interest included in income	0		96
Real estate-commercial
Financing Receivable, Impaired [Line Items]
Current balance	35,724		42,782
Contractual Principal Balance	41,293		50,478
Related Allowance	4,002		7,155
Average Recorded Investment	27,124		43,206
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	187	110	235
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	285	384	295
Total interest included in income	472		530
Residential Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	40	37	38
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	182	152	81
Other
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	8	6	2
Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	3	2	1
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	85	59	24
Real estate - residential
Financing Receivable, Impaired [Line Items]
Current balance	11,580		11,178
Contractual Principal Balance	12,947		12,820
Related Allowance	310		290
Average Recorded Investment	11,573		10,741
Total interest included in income	222		119
Installment
Financing Receivable, Impaired [Line Items]
Current balance	514		452
Contractual Principal Balance	577		556
Related Allowance	0		0
Average Recorded Investment	513		452
Total interest included in income	8		2
Home equity
Financing Receivable, Impaired [Line Items]
Current balance	6,347		7,579
Contractual Principal Balance	9,142		9,493
Related Allowance	2		2
Average Recorded Investment	5,759		4,510
Total interest included in income	88		25
Other
Financing Receivable, Impaired [Line Items]
Current balance	0		507
Contractual Principal Balance	0		507
Related Allowance	0		92
Average Recorded Investment	0		112
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0	0
Total interest included in income	0		0
Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	5,053	5,302	9,528
Non Covered Loans | Commercial
Financing Receivable, Impaired [Line Items]
Current balance		13,100
Contractual Principal Balance		16,567
Related Allowance	739	2,080	1,151
Average Recorded Investment		17,591
Total interest included in income		247
Non Covered Loans | Real estate-construction
Financing Receivable, Impaired [Line Items]
Current balance		223
Contractual Principal Balance		443
Related Allowance	0	0	838
Average Recorded Investment		1,325
Total interest included in income		7
Non Covered Loans | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Current balance		25,342
Contractual Principal Balance		33,503
Related Allowance	4,002	2,872	7,155
Average Recorded Investment		39,447
Total interest included in income		494
Non Covered Loans | Residential Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	310	348	290
Non Covered Loans | Other
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0	0
Non Covered Loans | Real estate - residential
Financing Receivable, Impaired [Line Items]
Current balance		12,307
Contractual Principal Balance		14,159
Related Allowance		348
Average Recorded Investment		12,222
Total interest included in income		189
Non Covered Loans | Installment
Financing Receivable, Impaired [Line Items]
Current balance		647
Contractual Principal Balance		668
Related Allowance		0
Average Recorded Investment		465
Total interest included in income		6
Non Covered Loans | Home equity
Financing Receivable, Impaired [Line Items]
Current balance		5,202
Contractual Principal Balance		7,108
Related Allowance	2	2	2
Average Recorded Investment		5,857
Total interest included in income		61
Non Covered Loans | Other
Financing Receivable, Impaired [Line Items]
Current balance		0
Contractual Principal Balance		0
Related Allowance	0	0	92
Average Recorded Investment		323
Total interest included in income		0
Impaired Financing Receivables With Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Current balance	20,957	20,768	31,441
Contractual Principal Balance	22,448	24,950	34,378
Related Allowance	5,053	5,302	9,528
Average Recorded Investment	17,894	29,136	38,275
Loans with no related allowance recorded [member]
Financing Receivable, Impaired [Line Items]
Current balance			56,178
Contractual Principal Balance			68,497
Related Allowance			0
Average Recorded Investment			48,849
Loans with no related allowance recorded [member]
Financing Receivable, Impaired [Line Items]
Current balance	43,440	36,053
Contractual Principal Balance	53,843	47,498
Related Allowance	0	0
Average Recorded Investment	38,678	48,094
Loans with no related allowance recorded [member] | Commercial
Financing Receivable, Impaired [Line Items]
Current balance	7,611	6,087	19,459
Contractual Principal Balance	9,284	8,214	21,929
Related Allowance	0	0	0
Average Recorded Investment	7,146	12,544	13,863
Loans with no related allowance recorded [member] | Real estate-construction
Financing Receivable, Impaired [Line Items]
Current balance	223	223	462
Contractual Principal Balance	443	443	672
Related Allowance	0	0	0
Average Recorded Investment	223	599	3,857
Loans with no related allowance recorded [member] | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Current balance	19,285	13,704	18,768
Contractual Principal Balance	23,631	19,079	24,794
Related Allowance	0	0	0
Average Recorded Investment	15,653	18,349	17,707
Loans with no related allowance recorded [member] | Residential Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Current balance	9,561	10,291	9,222
Contractual Principal Balance	10,867	12,087	10,817
Related Allowance	0	0	0
Average Recorded Investment	9,485	10,225	8,463
Loans with no related allowance recorded [member] | Other
Financing Receivable, Impaired [Line Items]
Current balance	514	647	452
Contractual Principal Balance	577	668	556
Related Allowance	0	0	0
Average Recorded Investment	513	465	452
Loans with no related allowance recorded [member] | Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Current balance	6,246	5,101	7,478
Contractual Principal Balance	9,041	7,007	9,392
Related Allowance	0	0	0
Average Recorded Investment	5,658	5,756	4,429
Loans with no related allowance recorded [member] | Other
Financing Receivable, Impaired [Line Items]
Current balance	0	0	337
Contractual Principal Balance	0	0	337
Related Allowance	0	0	0
Average Recorded Investment	0	156	78
Impaired Financing Receivables With Related Allowance [Member] | Commercial
Financing Receivable, Impaired [Line Items]
Current balance	2,398	7,013	3,560
Contractual Principal Balance	2,605	8,353	4,252
Related Allowance	739	2,080	1,151
Average Recorded Investment	4,234	5,047	5,350
Impaired Financing Receivables With Related Allowance [Member] | Real estate-construction
Financing Receivable, Impaired [Line Items]
Current balance	0	0	1,640
Contractual Principal Balance	0	0	2,168
Related Allowance	0	0	838
Average Recorded Investment	0	726	5,033
Impaired Financing Receivables With Related Allowance [Member] | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Current balance	16,439	11,638	24,014
Contractual Principal Balance	17,662	14,424	25,684
Related Allowance	4,002	2,872	7,155
Average Recorded Investment	11,471	21,098	25,499
Impaired Financing Receivables With Related Allowance [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Current balance	2,019	2,016	1,956
Contractual Principal Balance	2,080	2,072	2,003
Related Allowance	310	348	290
Average Recorded Investment	2,088	1,997	2,278
Impaired Financing Receivables With Related Allowance [Member] | Other
Financing Receivable, Impaired [Line Items]
Current balance	0	0	0
Contractual Principal Balance	0	0	0
Related Allowance	0	0	0
Average Recorded Investment	0	0	0
Impaired Financing Receivables With Related Allowance [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Current balance	101	101	101
Contractual Principal Balance	101	101	101
Related Allowance	2	2	2
Average Recorded Investment	101	101	81
Impaired Financing Receivables With Related Allowance [Member] | Other
Financing Receivable, Impaired [Line Items]
Current balance	0	0	170
Contractual Principal Balance	0	0	170
Related Allowance	0	0	92
Average Recorded Investment	$ 0	$ 167	$ 34